Loan Receivable (Tables)	12 Months Ended
Dec. 31, 2022
Description Of Accounting Policy For Loans And Receivables Text Block Abstract
Schedule of loans receiveble
	Consolidated
	December 31, 2022 A$	December 31, 2021 A$
Loan receivable	10,522,456	-
Loan interest receivable	157,837	-
	10,680,293	-